Segment Information:	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments [text block]
Note 2 - Segment information:

The Company is a Mexican entity that was incorporated in April 1998 as a wholly-owned entity of the federal public government to administer, operate and if necessary, condition and modernize nine airports in the Southeast of Mexico.  The nine airports are located in the following cities: Cancún, Cozumel, Mérida, Huatulco, Oaxaca, Veracruz, Villahermosa, Tapachula and Minatitlán. The Company operates two companies that provide administrative services: Servicios Aeroportuarios del Sureste, S. A. and C. V. and RH Asur, S. A. de C. V.

In addition, Cancún Airport holds an interest in the following subsidiaries: 100% in Caribbean Logistic, S. A. de C. V. and Cargo RF, S. A. de C. V, companies providing storage services, handling services, warehousing and custody of foreign trade merchandise and the related to the premises inspected at airports concessioned to third parties, as well as Cancún Airport Services, S. A. de C. V., whose main activity is to establish and operate shops, for the sale of all type of products.

On May 26, 2017, Cancún Airport increased its shareholding from 50% to 60%, in Aerostar Airport Holdings LLC, a limited liability Company, incorporated on February 27, 2013 under the laws of the Commonwealth of Puerto Rico. Aerostar entered into a Lease Agreement (Agreement) for 40 years with Port Authority of Puerto Rico (Authority), owner of the LMM Airport, for the purpose and essential consideration of safely operating the airport for public; use, maintaining the safety and protection of the LMM Airport Facility at the highest possible levels, and promoting, facilitating, assisting and improving trade, tourism and economic development, for which the recognition as a joint venture was until May 26, 2017, and as of June 1, 2017, Aerostar consolidates line by line in the Company
ʼ
s finances.

On October 19, 2017, the Cancún Airport acquired 92.42% of the shares of
Airplan
, a Company domiciled in the city of Medellín, Colombia, who operates and administer through a single concession (contract 8000011-OK) the Enrique Olaya Herrera in Medellín, José María Córdova in Rionegro,
El Caraño in Quibdó, Los Garzones in Montería, Antonio Roldán Betancourt in Carepa and Las Brujas in Corozal airports.
As of October 19, 2017, Airplan is part of the consolidation of the Company.

On May 25, 2018, the Company, through the Aeropuerto de Cancún, increased its shareholding in Airplan by acquiring an additional 7.58%, which gave it a 100% interest in that company.

The information by segments is shown in the next page.

Year ended on December 31, 2016

									Holding &			Consolidation
	Cancún		Aerostar (*)	Airplan (**)	Mérida		Villahermosa		services	Other		adjustment	Total

Aeronautical revenue	Ps	3,341,882			Ps	334,163	Ps	181,123	Ps	Ps	675,026	Ps	Ps	4,532,194
Non-aeronautical revenue		2,823,209				85,203		62,356			133,830	(255)		3,104,343
Revenue for construction services		1,896,338				98,668		44,875			77,073			2,116,954
Other revenue									1,455,486			(1,455,486)

Operating profit		3,782,382				158,770		109,398	569,516		312,533			4,932,599

Non current assets		18,586,197				1,493,544		956,551	22,257,137		4,430,600	(22,740,956)		24,983,073
Total assets		20,972,688				1,650,201		1,308,469	23,058,995		5,109,194	(22,883,456)		29,216,091
Total liabilities		6,179,313				8,056		101,197	190,378		132,130	(148,937)		6,462,137

Improvements to assets
under concession and
acquisition of furniture and
equipment in the period		1,513,550				127,787		61,651	200		111,294			1,814,482

Amortization and depreciation		(328,819)				(39,524)		(28,349)	(2,111)		(130,857)			(529,660)

(*)	Subsidiary located in Puerto Rico
(**) Subsidiary located in Colombia

Year ended on December 31, 2017

											Holding &			Consolidation
	Cancún		Aerostar (*)		Airplan (**)		Merida		Villahermosa		Services	Other		adjustments	Total

Aeronautical revenue	Ps	3,963,324	Ps	939,042	Ps	225,693	Ps	394,531	Ps	195,554	Ps	Ps	766,075	Ps	Ps	6,484,219
Non-aeronautical revenue		3,401,235		482,590		69,071		97,656		61,909	1,492,287		149,240	(1,492,605)		4,261,383
Revenue for construction
services		1,421,942		72,925		187,294		46,146		6,336			109,573			1,844,216
Operating profit		4,623,499		311,529		782		264,098		119,772	501,617		374,634	(4,719,098)		1,476,833
Non-current assets		17,539,396		19,831,755		7,107,932		1,497,095		935,624	25,176,942		4,430,766	(25,693,269)		50,826,241

Total assets		20,486,290		20,609,156		7,327,398		1,769,962		1,227,172	25,693,958		5,193,436	(25,693,269)		56,614,103

Total liabilities		7,932,392		9,599,943		5,092,968		(180)		82,802	131,983		85,894			22,925,802

Own assets acquired (***)				13,390,511		7,235,988										20,626,499
Exchange rate translation
from non-current assets (***)				686,198		161,277										847,475
Commercial right´s (***)				6,053,820												6,053,820
Improvements to assets
under concession and
acquisition of furniture and
equipment in the period		1,009,625		139,078		189,536		50,021		8,965	813		97,174			1,495,212
Amortization and depreciation		(457,447)		(437,852)		(54,998)		(46,470)		(29,892)	(700)		(138,755)			(1,166,114)

(*)	Subsidiary located in Puerto Rico
(**)	Subsidiary located in Colombia
(***)	These items are an integral part of the "total assets" line and are presented for greater understanding derived from the acquisition.

Year ended on December 31, 2018

											Holding &				Consolidation
	Cancún		Aerostar (*)		Airplan (**)		Mérida		Villahermosa		services		Other		adjustment		Total

Revenue from contracts with clients:
Aeronautical revenue	Ps	4,428,546	Ps	1,700,859	Ps	1,276,506	Ps	469,879	Ps	201,502	Ps		Ps	865,618	Ps		Ps	8,942,910
Non-aeronautical revenue		3,831,325		964,404		396,834		117,277		59,822		1,684,204		162,345		(1,684,654)		5,531,557
Revenue for construction services		205,834		360,004		312,375		4,831		15,604				37,126				935,774
Operating profit		5,206,971		882,381		239,893		297,468		113,038		605,860		433,358				7,778,969
Non-current assets		16,927,804		20,515,694		6,592,640		1,454,497		921,162		28,789,664		4,314,529		(29,335,081)		50,180,909

Total assets		19,002,035		21,607,145		6,905,451		1,857,958		1,241,529		29,525,000		5,377,784		(29,335,081)		56,181,821

Total liabilities		4,528,342		10,040,600		4,575,476		(25,257)		79,070		205,077		97,124				19,500,432

Improvements to assets under concession and acquisition of furniture and equipment in the period		364,795		772,009		415,042		7,116		12,671				64,692				1,636,325
Amortization and depreciation		(455,003)		(632,236)		(452,364)		(47,803)		(30,147)		(640)		(142,548)				(1,760,741)

Revenue recognized
At point in time:
Aeronautical revenue		3,846,184		1,245,320		1,200,941		426,070		180,407				788,406				7,687,328
Non-aeronautical revenue		621,850																621,850

Total		4,468,034		1,245,320		1,200,941		426,070		180,407				788,406				8,309,178

Over a period time:
Aeronautical revenue		543,282		455,539		75,565		41,179		21,027				73,069				1,209,661
Non-aeronautical revenue		2,888,043		954,626		395,410		57,554		39,395				143,101				4,478,129
Revenue for construction services		205,834		360,004		312,375		4,831		15,604				37,126				935,774

Total	Ps	3,637,160	Ps	1,770,169	Ps	783,350	Ps	103,564	Ps	76,027	Ps		Ps	253,295	Ps		Ps	6,623,564

(*)	Subsidiary located in Puerto Rico
(**)	Subsidiary located in Colombia